UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emerson Investment Management, Inc.
Address:	30 Federal Street
		Boston, Massachusetts  02110

Form 13F File Number: 	28-6048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Bradford Gardner
Title:		Managing Director
Phone:		(617) 720-1516

Signature, Place, and Date of Signing:

	/s/  Bradford Gardner	   Boston, Massachusetts	   February 9, 2004
      ------------------------	   ---------------------	   -----------
	     [signature]	       [City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				 UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			121 Data Records

Form 13F Information Table Value Total:			$370,242

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

EMERSON INVESTMENT MANAGEMENT, INC.
FORM 13F
December 31, 2003





FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 BERKSHIRE HTHWY CL A      CL A             084670991      253       30 SH       SOLE                                30
3M COMPANY                     COM              604059105      204     2404 SH       SOLE                              2404
ALLIANCE CAP MGMT L P UNIT LTD COM              01855a101      675    20000 SH       SOLE                             20000
AMBAC FINL GROUP INC COM       COM              023139108      523     7535 SH       SOLE                              7535
AMERICAN INT'L GROUP           COM              026874107     4358    65754 SH       SOLE                             65754
AMERISOURCEBERGEN CORP         COM              03073e105     3488    62115 SH       SOLE                             62115
AMGEN INC COM                  COM              031162100     2363    38229 SH       SOLE                             38229
ANALOG DEVICES                 COM              032654105     1408    30842 SH       SOLE                             30842
APACHE CORP                    COM              037411105     1181    14565 SH       SOLE                             14565
APOLLO GROUP                   COM              037604105     1648    24230 SH       SOLE                             24230
BANKNORTH GRP INC NEW COM      COM              06646r107     3581   110073 SH       SOLE                            110073
BECKMAN COULTER INC            COM              075811109     3370    66290 SH       SOLE                             66290
BED BATH & BEYOND              COM              075896100     3543    81734 SH       SOLE                             81734
BERKSHIRE HATHAWAY INC CL B    CL B             084670207      267       95 SH       SOLE                                95
BIOMET INC COM                 COM              090613100      285     7825 SH       SOLE                              7825
BP PLC - SPONS ADR             COM              055622104      456     9234 SH       SOLE                              9234
BRISTOL MYERS SQUIBB           COM              110122108     1133    39600 SH       SOLE                             39600
CAREER EDUCATION CORP          COM              141665109     2110    52655 SH       SOLE                             52655
CENDANT CORP                   COM              151313103     5159   231669 SH       SOLE                            231669
CHEVRONTEXACO CORP COM         COM              166764100      843     9763 SH       SOLE                              9763
CISCO SYSTEMS INC              COM              17275R102     2920   120224 SH       SOLE                            120224
CITIGROUP INC                  COM              172967101     7220   148747 SH       SOLE                            148747
COLGATE PALMOLIVE              COM              194162103     3115    62245 SH       SOLE                             62245
CONOCOPHILLIPS COM             COM              20825c104     4678    71342 SH       SOLE                             71342
CVS                            COM              126650100     6406   177362 SH       SOLE                            177362
DANAHER CORP DEL COM           COM              235851102      250     2730 SH       SOLE                              2730
DELL INC                       COM              24702r101     2464    72544 SH       SOLE                             72544
DENTSPLY INTL INC NEW COM      COM              249030107     3381    74840 SH       SOLE                             74840
ELECTRONIC ARTS INC            COM              285512109     2744    57430 SH       SOLE                             57430
EMC CORP MASS                  COM              268648102      198    15300 SH       SOLE                             15300
EMERSON ELEC CO                COM              291011104     2346    36235 SH       SOLE                             36235
EXXON MOBIL CORP               COM              30231g102     1892    46150 SH       SOLE                             46150
FAIR ISAAC CORPORATION         COM              303250104     2121    43135 SH       SOLE                             43135
FEDERAL NAT MORTGAGE           COM              313586109      213     2841 SH       SOLE                              2841
FIRST DATA CORP                COM              319963104     2766    67313 SH       SOLE                             67313
FLEETBOSTON FINL CORP COM      COM              339030108     3580    82022 SH       SOLE                             82022
FOREST LABS INC                COM              345838106      247     4000 SH       SOLE                              4000
GENERAL ELECTRIC CO            COM              369604103     7269   234629 SH       SOLE                            234629
GENUINE PARTS                  COM              372460105     4805   144734 SH       SOLE                            144734
HCA INC COM                    COM              404119109     2111    49145 SH       SOLE                             49145
HEALTHSPAN INC COM             COM              421976101        0    10000 SH       SOLE                             10000
HONEYWELL CORP                 COM              438516106     2090    62517 SH       SOLE                             62517
I SHARES UTILITIES             COM              81369y886     6455   276698 SH       SOLE                            276698
IBM                            COM              459200101     5670    61175 SH       SOLE                             61175
INTEL CORP                     COM              458140100      226     7011 SH       SOLE                              7011
ISHARES S&P 500 BARRA GROWTH   COM              464287309      252     4530 SH       SOLE                              4530
J P MORGAN CHASE & CO          COM              46625h100      236     6430 SH       SOLE                              6430
JOHNSON & JOHNSON              COM              478160104     1942    37595 SH       SOLE                             37595
LINCOLN NATIONAL CORP          COM              534187109     1118    27685 SH       SOLE                             27685
LOWES COS INC COM              COM              548661107     5496    99222 SH       SOLE                             99222
LSI LOGIC CORP                 COM              502161102     1915   215945 SH       SOLE                            215945
LUBRIZOL                       COM              549271104     1573    48362 SH       SOLE                             48362
MARATHON OIL CORP              COM              565849106     4686   141615 SH       SOLE                            141615
MBIA INC                       COM              55262C100      278     4700 SH       SOLE                              4700
MED DIVERSIFIED INC COM        COM              58401n102        0    25000 SH       SOLE                             25000
MEDTRONIC                      COM              585055106      390     8024 SH       SOLE                              8024
METLIFE INC                    COM              59156r108     1596    47410 SH       SOLE                             47410
MICROSOFT INC                  COM              594918104     6228   226135 SH       SOLE                            226135
MOODYS CORP COM                COM              615369105     1825    30134 SH       SOLE                             30134
NOKIA CORP                     COM              654902204     3315   195028 SH       SOLE                            195028
ORACLE SYSTEMS                 COM              68389X105     1428   108209 SH       SOLE                            108209
PAYCHEX INC                    COM              704326107      620    16679 SH       SOLE                             16679
PEPSICO INC                    COM              713448108      436     9355 SH       SOLE                              9355
PETRO-CANADA                   COM              71644e102     3500    70970 SH       SOLE                             70970
PFIZER INC                     COM              717081103     7392   209224 SH       SOLE                            209224
ROYAL DUTCH PET CO NY          COM              780257804      397     7580 SH       SOLE                              7580
STATE STREET BOSTON            COM              857477103      463     8886 SH       SOLE                              8886
STRYKER CORP                   COM              863667101     1916    22540 SH       SOLE                             22540
SUNGARD DATA SYSTEMS           COM              867363103     3669   132420 SH       SOLE                            132420
SYSCO CORP                     COM              871829107     3029    81355 SH       SOLE                             81355
TJX COMPANIES INC              COM              872540109     3716   168525 SH       SOLE                            168525
UNITED HEALTHCARE CORP         COM              91324p102     3930    67545 SH       SOLE                             67545
UNITED PARCEL SERVICE CL B     CL B             911312106      248     3320 SH       SOLE                              3320
UNITED TECHNOLOGIES            COM              913017109     5320    56135 SH       SOLE                             56135
UNUMPROVIDENT CORPORATION      COM              91529Y106     4547   288305 SH       SOLE                            288305
US BANCORP                     COM              902973304     5928   199061 SH       SOLE                            199061
VODAFONE GROUP PLC SPONSORED   ADR              92857w100      283    11305 SH       SOLE                             11305
WALMART                        COM              931142103     4365    82275 SH       SOLE                             82275
WATSON PHARMACEUTICALS COM     COM              942683103     3539    76925 SH       SOLE                             76925
WELLS FARGO & CO               COM              949746101     2589    43958 SH       SOLE                             43958
WYETH COM                      COM              983024100      292     6871 SH       SOLE                              6871
ISHARES MSCI EAFE INDEX FUND   COM              464287465     8142    59526 SH       SOLE                             59526
VANGUARD INDEX TR 500 PORT     MF               922908108      348     3385 SH       SOLE                              3385
ABERDEEN ASIA-PACIFIC INCOME F IBF              003009107     9948  1566546 SH       SOLE                           1566546
GLOBAL HIGH INCOME DOLLAR FD   IBF              37933G108    11590   636790 SH       SOLE                            636790
STRATEGIC GLOBAL INCOME FD     IBF              862719101     9271   614388 SH       SOLE                            614388
TEMPLETON GLOBAL INCOME        IBF              880198106    12070  1267806 SH       SOLE                           1267806
CREDIT SUISSE HIGH YIELD BOND  BF               22544f103     1176   220631 SH       SOLE                            220631
HIGH INCOME OPPORTUNITY FD     BF               42967q105     8204  1144183 SH       SOLE                           1144183
ISHARES TR GS CORP BD FD       BF               464287242     5467    49445 SH       SOLE                             49445
ISHARES TR LEHMAN AGG BND      BF               464287226     4322    42315 SH       SOLE                             42315
ISHARES TR US TIPS BD FD       BF               464287176      282     2775 SH       SOLE                              2775
LIBERTY INCOME FUND            BF               53127P101      101    10028 SH       SOLE                             10028
MANAGED HIGH INCOME            BF               56166C105     8303  1194723 SH       SOLE                           1194723
MFS MULTIMARKET INCOME TRUST   BF               552737108     7683  1213677 SH       SOLE                           1213677
OPPENHEIMER FUND               BF               683933105     5740   665860 SH       SOLE                            665860
SENIOR HIGH INCOME             BF               81721E107     1593   254100 SH       SOLE                            254100
TRANSAMERICA INC SHRS          BF               893506105      237    10000 SH       SOLE                             10000
VAN KAMPEN BOND FUND           BF               920955101      273    15175 SH       SOLE                             15175
VANGUARD FXD INC SECS          BF               922031307      142    13483 SH       SOLE                             13483
AGRIUM INC PFD (AGU PFD)       PFD              008916207     7062   280900 SH       SOLE                            280900
AT&T CAPITAL CORP PFD 8.25% (C PFD              00206J209      987    39500 SH       SOLE                             39500
BSCH FINANCE LTD (SANTAN) 8.62 PFD              g16547286      332    12156 SH       SOLE                             12156
DOMINION CNG CAPITAL TRUST (DM PFD              257206201      955    35100 SH       SOLE                             35100
EQUITY OFFICE PROPERTIES PFD G PFD              294741871     4093   151160 SH       SOLE                            151160
GLIMCHER REALTY PFD B          PFD              379302201     2836   111875 SH       SOLE                            111875
HIGHWOODS PROPERTIES PFD B (HI PFD              431284306     3350   132635 SH       SOLE                            132635
HRPT PROPERTIES PFD A (HRP PFD PFD              40426w200     6768   242235 SH       SOLE                            242235
HRPT PROPERTIES PFD B (HRP PFD PFD              40426w309     2738    98295 SH       SOLE                             98295
ING GROUP 6.20% PFD (ISP)      PFD              456837400     4298   168225 SH       SOLE                            168225
JP MORGAN CHASE CAPITAL IX PFD PFD              46623c202      433    15900 SH       SOLE                             15900
LINCOLN NATL CAP V PFD GTD TR  PFD              534042205     1087    40400 SH       SOLE                             40400
PUBLIC STORAGE SERIES R PFD 8. PFD              74460D687      707    26250 SH       SOLE                             26250
ROYAL BANK SCOTLAND PFD I 8.0% PFD              780097861      553    21300 SH       SOLE                             21300
ROYAL BK SCOTLAND PFD H        PFD              780097879      448    17750 SH       SOLE                             17750
UNUMPROVIDENT CORTS FIN 8.10%  PFD              22081P209      461    18200 SH       SOLE                             18200
CENSTOR CORP - CV PFD SER B    CPFD             151324209        0    80000 SH       SOLE                             80000
CRESCENT REAL ESTATES SER A CV CPFD             225756204    19097   816445 SH       SOLE                            816445
FORD MTR CO CAP TR II PFD TR C CPFD             345395206     1054    18870 SH       SOLE                             18870
NEWELL FINL TR 5.25% PFD (NEFI CPFD             651195307    11268   242980 SH       SOLE                            242980
UNOCAL CORP 6.25% PFD (UCCTP)  CPFD             91528T207     6353   124570 SH       SOLE                            124570